Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Warrants	Contributed surplus Restricted share units	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Restricted share units	Total
Beginning Balance at Dec. 31, 2022	$ 1,032,786	$ 1,573		$ 12,857	$ 7,166	$ (323,948)		$ 730,434
Beginning Balance (In shares) at Dec. 31, 2022								75,629,849
Net loss						(181,873)		$ (181,873)
Other comprehensive loss, net					(23,221)			(23,221)
Comprehensive loss					(23,221)	(181,873)		(205,094)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes					1,526	(1,526)
Bought deal financing	45,545	6,211						$ 51,756
Bought deal financing (in shares)								7,841,850
Shares issued for the settlement of deferred consideration	2,986							$ 2,986
Shares issued for the settlement of deferred consideration (in shares)								454,026
Shares issued to Williams Lake First Nation	292							$ 292
Shares issued to Williams Lake First Nation (in shares)								60,000
Share issue expense or costs	(2,988)	(408)						$ (3,396)
Change in fair value related to warrants modification		4,483				(4,483)
Share-based compensation - Share options				4,175				4,175
Share-based compensation - Restricted and deferred share units			$ 4,023				$ 4,023
Shares issued - employee share purchase plan	354							$ 354
Shares issued - employee share purchase plan (in shares)								67,640
Share issued from RSU/DSU settlement	1,074			(2,333)		917		$ (342)
Share issued from RSU/DSU redemption (in shares)								48,875
Ending Balance at Dec. 31, 2023	1,080,049	11,859		18,722	(14,529)	(510,913)		$ 585,188
Ending Balance (in shares) at Dec. 31, 2023								84,102,240
Net loss						(86,343)		$ (86,343)
Other comprehensive loss, net					11,994			11,994
Comprehensive loss					11,994	(86,343)		(74,349)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes					2,032	(2,032)
2024 brokered private placement	41,580							$ 41,580
2024 brokered private placement (in shares)								31,946,366
2024 Non-brokered private placement	13,395							$ 13,395
2024 Non-brokered private placement (in shares)								19,163,410
Shares issued for the settlement of deferred consideration	3,409							$ 3,409
Shares issued for the settlement of deferred consideration (in shares)								1,228,394
Shares issued to Williams Lake First Nation (in shares)								60,000
Share issue expense or costs	(2,303)							$ (2,303)
Share-based compensation - Share options				2,325				2,325
Share-based compensation - Restricted and deferred share units			$ 1,269				$ 1,269
Shares issued - employee share purchase plan	292							$ 292
Shares issued - employee share purchase plan (in shares)								93,535
Share issued from RSU/DSU settlement	940			(2,088)		971		$ (177)
Share issued from RSU/DSU redemption (in shares)								46,288
Ending Balance at Dec. 31, 2024	$ 1,137,362	$ 11,859		$ 20,228	$ (503)	$ (598,317)		$ 570,629
Ending Balance (in shares) at Dec. 31, 2024								136,580,233